                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier & Associates, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-2824
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  February 10, 2000
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

Navellier & Associates Inc.
FORM 13F
December 31, 1999

                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                           Value     Shares/  Sh/    Put/   Invstmt
Name of Issuer                  Title of class  CUSIP      (x$1000)  Prn Amt  Prn    Call   Dscretn   Managers   Sole   Shared  None
------------------------        --------------  -----      --------  -------  ---    ----   -------   --------   ----   ------  ----

Adaptec Inc.                    COM             00651F108     69083  1385123   SH           Sole               1385123
Adobe Systems                   COM             00724F101     77227  1148359   SH           Sole               1148359
Advanced Digital Info Corp.     COM             007525108       700    14395   SH           Sole                 14395
Advanced Fiber                  COM             00754A105     47862  1071030   SH           Sole               1071030
Aetna Inc.                      COM             008117103       220     3940   SH           Sole                  3940
Affymetrix Inc.                 COM             00826T108      1407     8290   SH           Sole                  8290
Alpha Inds Inc.                 COM             020753109     42680   744675   SH           Sole                744675
America Online                  COM             02364J104      1931    25450   SH           Sole                 25450
America West Holding Corp.      COM             023657208       260    12509   SH           Sole                 12509
American Freightways Corp.      COM             02629V108       210    12990   SH           Sole                 12990
Amgen                           COM             031162100      1891    31480   SH           Sole                 31480
Ampco-Pittsburgh Corp           COM             032037103       145    14330   SH           Sole                 14330
Analog Devices                  COM             032654105      1238    13310   SH           Sole                 13310
Ancor Communications Inc.       COM             03332K108       612     9010   SH           Sole                  9010
Andrx Corp.                     COM             034551101      1025    24230   SH           Sole                 24230
Antec Corporation               COM             03664P105      7417   203200   SH           Sole                203200
Applied Micro Circuits          COM             03822W109    133785  1051357   SH           Sole               1051357
Applied Science & Tech          COM             038236105     12786   384740   SH           Sole                384740
Arthrocare Corp                 COM             043136100     34930   572619   SH           Sole                572619
Arvin Industries Inc.           COM             043339100       627    22095   SH           Sole                 22095
Atmel Corp.                     COM             049513104      1697    57415   SH           Sole                 57415
Audiovox Cl. 'A'                COM             050757103      6228   205870   SH           Sole                205870
Avis Rent A Car Inc             COM             053790101       241     9445   SH           Sole                  9445
Avx Corp.                       COM             002444107      1424    28525   SH           Sole                 28525
Bass Pub Ltd. ADS               COM             069904209       161    13650   SH           Sole                 13650
BEA Systems Inc.                COM             073325102      1664    23790   SH           Sole                 23790
Bear Stearns Cos. Inc.          COM             073902108       216     5052   SH           Sole                  5052
Biogen                          COM             090597105      1486    17580   SH           Sole                 17580
BJ Service Co.                  COM             055482103       576    13770   SH           Sole                 13770
BJS Wholesale Club Inc.         COM             05548J106       437    11980   SH           Sole                 11980
Broadcom Corp.                  COM             111320107      2443     8970   SH           Sole                  8970
BroadVision Inc.                COM             111412102    171757  1009959   SH           Sole               1009959
Buffets Inc.                    COM             119882108       209    20900   SH           Sole                 20900
Business Objects SA             COM             12328X107      4012    30025   SH           Sole                 30025
Cal Pine                        COM             131347106      6949   108585   SH           Sole                108585
Catalina Marketing Corp.        COM             148867104     34941   301870   SH           Sole                301870
Cerprobe Corp.                  COM             156787103       442    60000   SH           Sole                 60000
Check Point Software Tech       COM             M22465104      1461     7350   SH           Sole                  7350
Chicago Bridge & Iron Co        COM             N19808109       474    34475   SH           Sole                 34475
Church & Dwight Inc.            COM             171340102      4215   157940   SH           Sole                157940
Cisco Systems                   COM             17275R102      3071    28667   SH           Sole                 28667
Clarify Inc.                    COM             180492100      1067     8470   SH           Sole                  8470
CNET Inc.                       COM             125945105       284     5000   SH           Sole                  5000
Commscope Inc.                  COM             203372107     54872  1361150   SH           Sole               1361150
Comverse Technology             COM             205862402       969     6695   SH           Sole                  6695
Conseco Inc.                    COM             208464107       185    10410   SH           Sole                 10410
Corus Group PLC                 COM             22087M101       248     9590   SH           Sole                  9590
Cox Radio Inc.                  COM             224051102       919     9210   SH           Sole                  9210
CTS Corp                        COM             126501105      8147   108085   SH           Sole                108085
D R Horton Inc                  COM             23331A109       178    12910   SH           Sole                 12910
Datascope                       COM             238113104     11356   283890   SH           Sole                283890
DII Group Inc.                  COM             232949107     75350  1061733   SH           Sole               1061733
Dollar Thrifty Automotive       COM             256743105       373    15595   SH           Sole                 15595
DSP Group                       COM             23332B106      7720    83010   SH           Sole                 83010
Electro Scientific Ind.         COM             285229100       700     9590   SH           Sole                  9590
Electronic Arts Corp.           COM             285512109       424     5045   SH           Sole                  5045
Electronics for Imaging         COM             286082102     53129   914043   SH           Sole                914043
EMC Corp                        COM             268648102      1674    15320   SH           Sole                 15320
Emulex Corp.                    COM             292475209     95288   847004   SH           Sole                847004
Enron Corp.                     COM             293561106      1085    24440   SH           Sole                 24440
FileNet                         COM             316869106       255    10000   SH           Sole                 10000
Ford Motor Co.                  COM             345370100       256     4805   SH           Sole                  4805
Galileo Technology Ltd          COM             M47298100       328    13580   SH           Sole                 13580
Gemstar Internl.                COM             G3788V106    116528  1635485   SH           Sole               1635485
Genesco                         COM             371532102       434    33390   SH           Sole                 33390
Gerber Scientific Inc           COM             373730100       306    13960   SH           Sole                 13960
H.B. Fuller                     COM             359694106       406     7260   SH           Sole                  7260


Harbinger Corp.                 COM             41145C103     13860   435660   SH           Sole                435660
Harley Davidson Inc.            COM             412822108      1000    15615   SH           Sole                 15615
Harmonic Inc.                   COM             413160102     98146  1033791   SH           Sole               1033791
Haverty Furniture               COM             419596101       432    34200   SH           Sole                 34200
Helix Technology                COM             423319102     51213  1142821   SH           Sole               1142821
Hollywood Park Inc.             COM             436255103       401    17855   SH           Sole                 17855
Home Depot                      COM             437076102      1680    24437   SH           Sole                 24437
Hormel Foods Corp.              COM             440452100       461    11340   SH           Sole                 11340
IBM                             COM             459200101      1065     9874   SH           Sole                  9874
Icos Corp                       COM             449295104       309    10580   SH           Sole                 10580
Imation Corp.                   COM             45245A107       405    12080   SH           Sole                 12080
In Focus Systems Inc.           COM             452919103      7441   320916   SH           Sole                320916
Information Management Resourc  COM             45675E108       521    41500   SH           Sole                 41500
Inso Corporation                COM             457674109       645    20000   SH           Sole                 20000
Integrated Device Technology    COM             458118106      1129    38930   SH           Sole                 38930
Interleaf Inc.                  COM             458729100      1681    50000   SH           Sole                 50000
Internet Cap Group              COM             46059c999      2803    16489   SH           Sole                 16489
Intertan Inc                    COM             461120107      6545   250510   SH           Sole                250510
Jabil Circuit                   COM             466313103     57332   785374   SH           Sole                785374
Jack in the Box Inc.            COM             466367109       413    19940   SH           Sole                 19940
Jakks Pacific Inc.              COM             47012E106      6377   341242   SH           Sole                341242
K Mart Corp.                    COM             482584109       179    17820   SH           Sole                 17820
Kemet Corp                      COM             488360108     54156  1201780   SH           Sole               1201780
Knight/Trimark                  COM             499067106       919    19970   SH           Sole                 19970
Lexmark Intl.                   COM             529771107      1657    18305   SH           Sole                 18305
Lightbridge Inc.                COM             532226107     14115   508660   SH           Sole                508660
Lithia Motors Inc.              COM             536797103       487    27255   SH           Sole                 27255
Loronix Information Sys         COM             544183106      5085   257480   SH           Sole                257480
LTX Corp.                       COM             502392103      6018   268960   SH           Sole                268960
Macromedia                      COM             556100105     87878  1201757   SH           Sole               1201757
MDC Holdings Inc.               COM             552676108       243    15460   SH           Sole                 15460
Meade Instruments Corp          COM             583062104       636    22320   SH           Sole                 22320
Medimmune Inc.                  COM             584699102    108066   651488   SH           Sole                651488
Mercury Interactive Corp        COM             589405109     64229   595050   SH           Sole                595050
Micrel Semiconductor            COM             594793101       938    16470   SH           Sole                 16470
Microsoft Corp.                 COM             594918104      1771    15165   SH           Sole                 15165
MiniMed Inc.                    COM             60365K108     40179   548518   SH           Sole                548518
Monaco Coach Corp.              COM             60886R103       473    18490   SH           Sole                 18490
Nice-Systems Limited ADR        COM             653656108       377     7660   SH           Sole                  7660
Nokia                           COM             654902204      3086    16150   SH           Sole                 16150
Onesource Information Services  COM             68272J106       672    50000   SH           Sole                 50000
Optical Coating Lab Inc.        COM             683829105      1931     6525   SH           Sole                  6525
Optimal Robotics Corp           COM             68388R208      7842   210525   SH           Sole                210525
Orbotech LTD ADR                COM             M75253100      4678    60362   SH           Sole                 60362
Photon Dynamics Inc.            COM             719364101       730    18850   SH           Sole                 18850
PMC Sierra Inc.                 COM             69344F106      1692    10555   SH           Sole                 10555
Power Integrations Inc.         COM             739276103     59378  1238637   SH           Sole               1238637
Power Wave Tech.                COM             739363109     56742   972028   SH           Sole                972028
Powertel                        COM             73936C109      1322    13175   SH           Sole                 13175
Priority Healthcare Corp.       COM             74264T102      2528    87371   SH           Sole                 87371
Project Software & Development  COM             74339P101      6338   114200   SH           Sole                114200
Prosoft Training.com            COM             743477101       207    20000   SH           Sole                 20000
QLogic Corp                     COM             747277101    147341   921603   SH           Sole                921603
QUALCOMM Inc.                   COM             747525103      4393    24940   SH           Sole                 24940
Quanta Services                 COM             74762E102       382    13515   SH           Sole                 13515
Radiant Systems Inc.            COM             75025N102      2026    50425   SH           Sole                 50425
Rexall Sundown, Inc.            COM             761648104       775    75150   SH           Sole                 75150
RF Micro Devices Inc.           COM             749941100     83729  1223435   SH           Sole               1223435
Rock-Tenn Co                    COM             772739207       322    21815   SH           Sole                 21815
Rural Cellular Corp.            COM             781904107      9488   104845   SH           Sole                104845
Sandisk Corp                    COM             80004C101     54263   563771   SH           Sole                563771
SawTech Inc.                    COM             805468105     14621   219651   SH           Sole                219651
SBC Communications Inc.         COM             78387G103       229     4692   SH           Sole                  4692
Scientific Atlanta              COM             808655104     44728   800503   SH           Sole                800503
SDL  Inc.                       COM             784076101      1410     6470   SH           Sole                  6470
Siebel Systems Inc.             COM             826170102     92547  1101754   SH           Sole               1101754
Solectron Corp.                 COM             834182107      1825    19190   SH           Sole                 19190
Sprint Corp.                    COM             852061506       533     5200   SH           Sole                  5200
Stone Energy Corp               COM             861642106      1079    30300   SH           Sole                 30300
Sun Microsystems                COM             866810104      1056    13640   SH           Sole                 13640
Symantec Corp.                  COM             871503108      1374    23440   SH           Sole                 23440
SYSCO                           COM             871829107      1090    27545   SH           Sole                 27545
Taro Pharmaceutical Inds Ltd    COM             M8737E108      3233   223000   SH           Sole                223000
Telephone & Data Sys Inc.       COM             879433100       742     5885   SH           Sole                  5885
Texas Instruments               COM             882508104      1378    14260   SH           Sole                 14260
Three-Five Systems              COM             88554L108      3598    87764   SH           Sole                 87764
Tiffany & Co.                   COM             886547108     47290   529860   SH           Sole                529860


TranSwitch Corp.                COM             894065101      4225    58220   SH           Sole                 58220
Travelnow.com Inc.              COM             89490A107       520    40000   SH           Sole                 40000
Tribune Company                 COM             896047107       437     7930   SH           Sole                  7930
TriQuint Semiconductor          COM             89674K103     79749   716844   SH           Sole                716844
Trizec Corp                     COM             896938107       238    14100   SH           Sole                 14100
UAL Corp                        COM             902549500       226     2915   SH           Sole                  2915
Ultimate Electronics Inc.       COM             903849107      5299   214120   SH           Sole                214120
Unify Corporation               COM             904743101     10984   401240   SH           Sole                401240
United Stationers               COM             913004107       578    20250   SH           Sole                 20250
Univision Communication         COM             914906102       954     9340   SH           Sole                  9340
US Cellular Corp.               COM             911684108      2425    24025   SH           Sole                 24025
Valassis Comm.                  COM             918866104     30451   720733   SH           Sole                720733
Vicor Corp                      COM             925815102      5651   139520   SH           Sole                139520
Vishay Inter                    COM             928298108      1167    36910   SH           Sole                 36910
VISX Inc.                       COM             92844S105     46131   891420   SH           Sole                891420
Vodafone Group - ADR            COM             92857T107      1471    29715   SH           Sole                 29715
Volvo Aktiebolaget              COM             928856400       206     8150   SH           Sole                  8150
Waters Corp                     COM             941848103       827    15601   SH           Sole                 15601
Westcorp, Inc.                  COM             957907108       426    29410   SH           Sole                 29410
Western Wireless Corp           COM             95988E204     86996  1303317   SH           Sole               1303317
WFS Fincancial                  COM             92923B106       320    15160   SH           Sole                 15160
Winnebago Industries            COM             974637100       620    30925   SH           Sole                 30925
Xilinx                          COM             983919101      3743    82320   SH           Sole                 82320
Yellow Corp                     COM             985509108       300    17870   SH           Sole                 17870
Zoll Med Corp                   COM             989922109       839    21960   SH           Sole                 21960
Zomax Inc.                      COM             989929104     11725   259126   SH           Sole                259126
Zoran Corp                      COM             98975F101      3860    69230   SH           Sole                 69230